As filed with the Securities and Exchange Commission on November 28, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09019

DOW TARGET VARIABLE FUND LLC
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

Marc L. Collins, Secretary
Dow Target Variable Fund LLC
P.O. Box 237
Cincinnati, Ohio 45201
(Name and address of agent for service)

Area Code (513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

The DowSM Target Variable Fund LLC
DowSM Target 10 - First Quarter Portfolio
September 30, 2006 (Unaudited)

		Fair
Common Stocks - 99.6%	Shares	Value
Automobiles - 14.5%
General Motors Corp.	11,247	$374,075

Chemicals - 8.3%
E.I. Du Pont de Nemours & Co.	4,971	212,958

Diversified Financial Services - 18.2%
Citigroup, Inc.	4,401	218,598
JPMorgan Chase & Co.	5,366	251,987
		470,585

Diversified Telecommunication Services - 21.1%
AT&T Inc.	8,682	282,686
Verizon Communications, Inc.	7,060	262,138
		544,824

Industrial Conglomerates - 8.3%
General Electric Co.	6,072	214,341

Pharmaceuticals - 20.8%
Merck & Co., Inc.	6,610	276,959
Pfizer, Inc.	9,116	258,530
		535,489

Tobacco - 8.4%
Altria Group, Inc.	2,846	217,861

Total Common Stocks (Cost $2,263,372)		$2,570,133

	Face	Fair
Repurchase Agreements - 0.3%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$8,000	$8,000
Repurchase price $8,003
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $1,996
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $84
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $206
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $542
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $4,721
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $611
Total Repurchase Agreements (Cost $8,000)		$8,000

Total Investments - 99.9% (Cost $2,271,372) (a)		$2,578,133
Other Assets in Excess of Liabilities - 0.1%		2,738
Total Net Assets - 100.0%		$2,580,871

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 10 - Second Quarter Portfolio
September 30, 2006 (Unaudited)

		Fair
Common Stocks - 99.6%	Shares	Value
Automobiles - 13.5%
General Motors Corp.	13,620	$453,001

Beverages - 9.2%
The Coca-Cola Co.	6,919	309,141

Chemicals - 8.8%
E.I. Du Pont de Nemours & Co.	6,863	294,011

Diversified Financial Services - 18.8%
Citigroup, Inc.	6,134	304,676
JPMorgan Chase & Co.	6,958	326,747
		631,423

Diversified Telecommunication Services - 19.8%
AT&T Inc.	10,716	348,913
Verizon Communications, Inc.	8,507	315,865
		664,778

Pharmaceuticals - 20.1%
Merck & Co., Inc.	8,223	344,544
Pfizer, Inc.	11,626	329,713
		674,257

Tobacco - 9.4%
Altria Group, Inc.	4,089	313,013

Total Common Stocks (Cost $2,925,551)		$3,339,624

	Face	Fair
Repurchase Agreements - 0.3%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$9,000	$9,000
Repurchase price $9,003
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $2,245
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $95
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $232
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $609
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $5,311
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $688
Total Repurchase Agreements (Cost $9,000)		$9,000

Total Investments - 99.9% (Cost $2,934,551) (a)		$3,348,624
Other Assets in Excess of Liabilities - 0.1%		4,206
Total Net Assets - 100.0%		$3,352,830

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 10 - Third Quarter Portfolio
September 30, 2006 (Unaudited)

		Fair
Common Stocks - 98.8%	Shares	Value
Automobiles - 10.0%
General Motors Corp.	11,535	$383,654

Chemicals - 9.2%
E.I. Du Pont de Nemours & Co.	8,261	353,901

Diversified Financial Services - 19.2%
Citigroup, Inc.	7,121	353,700
JPMorgan Chase & Co.	8,182	384,227
		737,927

Diversified Telecommunication Services - 20.4%
AT&T Inc.	12,321	401,172
Verizon Communications, Inc.	10,260	380,954
		782,126

Industrial Conglomerates - 9.6%
General Electric Co.	10,426	368,038

Pharmaceuticals - 21.1%
Merck & Co., Inc.	9,434	395,285
Pfizer, Inc.	14,642	415,247
		810,532

Tobacco - 9.3%
Altria Group, Inc.	4,681	358,330

Total Common Stocks (Cost $3,415,012)		$3,794,508

	Face	Fair
Repurchase Agreements - 0.8%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$29,000	$29,000
Repurchase price $29,010
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $7,235
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $306
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $746
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $1,964
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $17,112
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $2,216
Total Repurchase Agreements (Cost $29,000)		$29,000

Total Investments - 99.6% (Cost $3,444,012) (a)		$3,823,508
Other Assets in Excess of Other Liablilities - 0.4%		17,170
Total Net Assets - 100.0%		$3,840,678

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 10 - Fourth Quarter Portfolio
September 30, 2006 (Unaudited)

		Fair
Common Stocks - 99.0%	Shares	Value
Automobiles - 9.0%
General Motors Corp.	5,583	$185,691

Chemicals - 9.1%
E.I. Du Pont de Nemours & Co.	4,363	186,911

Diversified Financial Services - 20.6%
Citigroup, Inc.	3,757	186,610
JPMorgan Chase & Co.	5,037	236,537
		423,147

Diversified Telecommunication Services - 20.7%
AT&T, Inc.	7,132	232,218
Verizon Communications, Inc.	5,231	194,227
		426,445

Industrial Conglomerates - 8.7%
General Electric Co.	5,077	179,218

Pharmaceuticals - 22.3%
Merck & Co., Inc.	6,282	263,216
Pfizer, Inc.	6,845	194,124
		457,340

Tobacco - 8.6%
Altria Group, Inc.	2,318	177,443

Total Common Stocks (Cost $1,775,117)		$2,036,195

	Face	Fair
Repurchase Agreements - 0.9%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$19,000	$19,000
Repurchase price $19,006
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $4,740
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $200
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $489
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $1,286
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $11,211
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $1,452
Total Repurchase Agreements (Cost $19,000)		$19,000

Total Investments - 99.9% (Cost $1,794,117) (a)		$2,055,195
Other Assets in Excess of Liabilities - 0.1%		1,795
Total Net Assets - 100.0%		$2,056,990

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - First Quarter Portfolio
September 30, 2006 (Unaudited)

		Fair
Common Stocks - 99.1%	Shares	Value
Automobiles - 25.5%
General Motors Corp.	12,489	$415,384

Diversified Telecommunication Services - 37.1%
AT&T Inc.	9,642	313,943
Verizon Communications, Inc.	7,843	291,211
		605,154

Pharmaceuticals - 36.5%
Merck & Co., Inc.	7,338	307,462
Pfizer, Inc.	10,124	287,117
		594,579

Total Common Stocks (Cost $1,219,920)		$1,615,117

	Face	Fair
Repurchase Agreements - 0.9%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$14,000	$14,000
Repurchase price $14,005
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $3,493
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $148
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $360
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $948
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $8,261
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $1,070
Total Repurchase Agreements (Cost $14,000)		$14,000

Total Investments - 100.0% (Cost $1,233,920) (a)		$1,629,117
Other Assets in Excess of Liabilities - 0.0%		770
Total Net Assets - 100.0%		$1,629,887

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - Second Quarter Portfolio
September 30, 2006 (Unaudited)

		Fair
Common Stocks - 99.4%	Shares	Value
Automobiles - 25.1%
General Motors Corp.	11,181	$371,880

Diversified Telecommunication Services - 36.9%
AT&T Inc.	8,796	286,398
Verizon Communications, Inc.	6,984	259,316
		545,714

Pharmaceuticals - 37.4%
Merck & Co., Inc.	6,752	282,909
Pfizer, Inc.	9,544	270,668
		553,577

Total Common Stocks (Cost $1,219,252)		$1,471,171

	Face	Fair
Repurchase Agreements - 0.6%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$8,000	$8,000
Repurchase price $8,003
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $1,996
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $84
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $206
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $542
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $4,721
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $611
Total Repurchase Agreements (Cost $8,000)		$8,000

Total Investments - 100.0% (Cost $1,227,252) (a)		$1,479,171
Other Assets in Excess of Other Liabilities - 0.0%		610
Total Net Assets - 100.0%		$1,479,781

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - Third Quarter Portfolio
September 30, 2006 (Unaudited)

		Fair
Common Stocks - 99.3%	Shares	Value
Automobiles - 19.6%
General Motors Corp.	8,719	$289,994

Diversified Telecommunication Services - 39.8%
AT&T Inc.	9,313	303,231
Verizon Communications, Inc.	7,757	288,017
		591,248

Industrial Conglomerates - 18.7%
General Electric Co.	7,879	278,129

Pharmaceuticals - 21.2%
Pfizer, Inc.	11,069	313,917

Total Common Stocks (Cost $1,352,127)		$1,473,288

	Face	Fair
Repurchase Agreements - 3.1%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$46,000	$46,000
Repurchase price $46,016
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $11,477
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $485
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $1,184
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $3,115
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $27,143
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $3,515
Total Repurchase Agreements (Cost $46,000)		$46,000

Total Investments - 102.4% (Cost $1,398,127) (a)		$1,519,288
Liabilities in Excess of Other Assets - (2.4)%		(34,921)
Total Net Assets - 100.0%		$1,484,367

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - Fourth Quarter Portfolio
September 30, 2006 (Unaudited)

		Fair
Common Stocks - 99.8%	Shares	Value
Automobiles - 17.3%
General Motors Corp.	5,963	$198,329

Diversified Telecommunication Services - 39.8%
AT&T Inc.	7,614	247,912
Verizon Communications, Inc.	5,583	207,297
		455,209
Pharmaceuticals - 42.7%
Merck & Co., Inc.	6,708	281,065
Pfizer, Inc.	7,310	207,312
		488,377

Total Common Stocks (Cost $946,326)		$1,141,915

	Face	Fair
Repurchase Agreements - 0.2%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$2,000	$2,000
Repurchase price $2,001
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $499
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $21
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $51
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $135
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $1,180
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $153
Total Repurchase Agreements (Cost $2,000)		$2,000

Total Investments - 100.0% (Cost $948,326) (a)		$1,143,915
Other Assets in Excess of Other Liabilities - 0.0%		230
Total Net Assets - 100.0%		$1,144,145

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The Dow SM Target Variable Fund LLC
Notes to Schedule of Investments                                                                     September 30, 2006
(Unaudited)

(1) Organization

The Dow Target Variable Fund LLC (the “Fund”) is an open-end management investment company. Its “Dow Target 10” Portfolios are four non-diversified Portfolios of common stock of the ten companies in the Dow Jones Industrial AverageSM (the “Dow”) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of those Portfolio’s annual term. These ten companies are popularly known as the “Dogs of the Dow.” The “Dow Target 5” Portfolios are four non-diversified portfolios of common stock of the five Dow Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios’ annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the entire Dow average. The prices of Portfolio membership interests are also not intended to track movements of the Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law. The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”). Portfolio membership interests are not offered directly to the public. Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for their variable annuity contracts.

(2) Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio. The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio interests outstanding.

Dividends and Distributions to Shareholders

As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements. As such, no distributions were declared or paid during the period ended September 30, 2006.

In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date basis. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

Repurchase Agreements

Each Portfolio routinely acquires repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund’s Board of Managers subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Federal Income Taxes
The Fund is a single-member limited liability company that is taxed as a division of the separate accounts of ONLIC. Income and losses of the Portfolios are included in the taxable income or loss of the separate accounts of ONLIC. Accordingly, the Portfolios have made no provision for Federal income taxes.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(3) Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments in each Portfolio as of September 30, 2006 were as follows:

	Dow Target 10 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$380,755	$473,957	$429,732	$300,883
Depreciation	(73,994)	(59,884)	(50,236)	(39,805)
Net unrealized:
Appreciation (depreciation)	$306,761	$414,073	$379,496	$261,078

	Dow Target 5 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$395,202	$252,512	$127,750	$207,510
Depreciation	(5)	(593)	(6,589)	(11,921)
Net unrealized:
Appreciation (depreciation)	$395,197	$251,919	$121,161	$195,589

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow Target Variable Fund LLC

By: /s/ John J. Palmer
John J. Palmer
President and Manager

Date: November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John J. Palmer
John J. Palmer
President and Manager

Date: November 22  , 2006

By: /s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date: November 22  , 2006